Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity Attributable to Parent, Beginning Balance at Dec. 31, 2019	$ 0	$ 121,610	$ 9,392,903	$ (10,380,123)	$ (865,610)
Shares, Outstanding, Beginning Balance at Dec. 31, 2019	0	121,610,085
Issuance of common stock for cash	$ 0	$ 5,900	289,100	0	295,000
Issuance of common stock for cash		5,900,000
Issuance of common stock for cash	0	$ 800	39,200	0	40,000
Issuance of common stock for cash		800,000
Issuance of common stock for cash	0	$ 300	14,700	0	15,000
Issuance of common stock for cash		300,000
Issuance of common stock for cash	0	$ 2,000	98,000	0	100,000
Issuance of common stock for cash		2,000,000
Issuance of common stock for debt conversion	0	$ 39,249	1,465,159	0	1,504,408
Net Gain/(Loss)	0	0	0	(2,576,375)	(2,576,375)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2020	$ 0	$ 308,887	15,501,436	(12,956,498)	2,853,826
Shares, Outstanding, Ending Balance at Dec. 31, 2020	0	308,887,410
Issuance of shares acquisition of UBN	$ 0	$ 90,001	1,800,019	0	1,890,020
Issuance of shares acquisition of UBN		90,000,960
Issuance of common stock for debt conversion		39,248,714
Issuance of common stock for debt conversion	0	$ 13,200	646,800	0	660,000
Issuance of common stock for debt conversion		13,200,000
Issuance of common stock for debt conversion	0	$ 35,828	1,755,555	0	1,791,383
Issuance of common stock for debt conversion		35,827,651
Issuance of common stock for cash	0	$ 900	44,100	0	45,000
Issuance of common stock for cash		900,000
Issuance of common stock for cash	0	$ 300	14,700	0	15,000
Issuance of common stock for cash		300,000
Issuance of common stock for cash	0	$ 3,300	161,700	0	165,000
Issuance of common stock for cash		3,300,000
Issuance of common stock for cash	0	$ 0	0	0	0
Issuance of common stock for cash		0
Issuance of common stock for debt conversion	0	$ 1,200	85,200	0	86,400
Issuance of common stock for debt conversion		1,200,000
Issuance of common stock for services	0	$ 715	50,765	0	51,480
Issuance of common stock for services		715,000
Issuance of common stock for services	0	$ 2,000	142,000	0	144,000
Issuance of common stock for services		2,000,000
Issuance of common stock for services	0	$ 1,000	59,000	0	60,000
Issuance of common stock for services		1,000,000
Issuance of common stock for services	0	$ 1,178	90,778	0	91,956
Issuance of common stock for services		1,177,778
Issuance of common stock for debt	0	$ 1,200	58,800	0	60,000
Issuance of common stock for services	0	$ 3,500	171,500	0	175,000
Issuance of common stock for services		3,500,000
Issuance of common stock for cash	0	$ 2,000	98,000	0	100,000
Issuance of common stock for cash		2,000,000
Issuance of common stock for debt	0	$ 12,204	597,995	0	610,199
Issuance of common stock for debt		12,203,983
Net Gain/(Loss)	0	$ 0	0	(1,987,122)	(1,987,122)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2021	$ 0	$ 338,384	17,075,974	(14,943,620)	2,470,738
Shares, Outstanding, Ending Balance at Dec. 31, 2021	0	338,384,171
Issuance of common stock for services		715,000
Issuance of common stock for services	$ 0	$ 5,500	269,500	0	275,000
Issuance of common stock for services		5,500,000
Issuance of common stock for cash	0	$ 508	24,888	0	25,396
Issuance of common stock for cash		507,917
Issuance of common stock for services	0	$ 1,000	63,000	0	64,000
Issuance of common stock for services	0	$ 1,000	56,100	0	57,100
Issuance of common stock for services		1,000,000
Issuance of common stock for services	0	$ 4,400	259,600	0	264,000
Issuance of common stock for services		4,400,000
Issuance of common stock for services	0	$ 340	16,660	0	17,000
Issuance of common stock for services		340,000
Issuance of common stock for services		6,400,000
Net Gain/(Loss)	0	$ 0	0	(1,026,538)	(1,026,538)
Stockholders' Equity Attributable to Parent, Ending Balance at Sep. 30, 2022	$ 0	$ 345,173	17,459,899	(15,970,158)	1,834,913
Shares, Outstanding, Ending Balance at Sep. 30, 2022	0	345,172,442
Cancelation of common stock for debt	$ 0	$ (200)	(9,813)	0	(10,013)
Cancelation of common stock for debt		(200,267)
Cancelation of common stock for debt	0	$ (600)	(43,200)	0	(43,800)
Cancelation of common stock for debt		(600,000)
Issuance of common stock for services		1,000,000
Issuance of common stock-Note Conversion	$ 0	$ 341	$ 16,690	$ 0	$ 17,031
Issuance of common stock-Note Conversion, shares		340,621